Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2018
Entity Registrant Name	STERLING CAPITAL FUNDS
Entity Central Index Key	0000889284
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 29, 2019
Document Effective Date	Feb. 01, 2019
Prospectus Date	Feb. 01, 2019